Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contracts with Customers [Abstract]
Schedule of Disaggregated Revenues

The following tables present our revenues disaggregated by the type of the services:

	Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
Leased and operated revenues	787,814,342	596,640,639	488,174,353	69,808,004
Hotel	490,924,060	437,521,898	381,361,912	54,534,028
Restaurant	296,890,282	159,118,741	106,812,441	15,273,976
Franchise and managed revenues	705,244,948	635,360,312	534,451,868	76,425,600
Hotel	696,321,236	625,072,856	528,472,018	75,570,493
Restaurant	8,923,712	10,287,456	5,979,850	855,107
Wholesales and others	134,198,399	111,439,245	74,727,172	10,685,844
Total	1,627,257,689	1,343,440,196	1,097,353,393	156,919,448

Schedule of Current or Non Current Liabilities
	Years Ended December 31,
	2024	2025	2025
	RMB	RMB	USD
Advance from customers	25,684,437	21,946,599	3,138,322
Deferred revenue-current	175,046,178	169,139,889	24,186,682
Deferred revenue-non-current	176,353,919	134,414,010	19,220,948
Total contract liabilities	377,084,534	325,500,498	46,545,952

Schedule of Deferred Revenue

The deferred revenue balances above, as of December 31, 2024 and 2025 were comprised of the following:

	Years Ended December 31,
	2024	2025	2025
	RMB	RMB	USD
Initial fees received from franchisees owners	145,314,471	121,584,464	17,386,347
Cash received for membership fees and not recognized as revenue	103,514,777	77,614,234	11,098,688
Cash received for prepaid card and subleases	39,922,504	38,918,849	5,565,321
Deferred revenue related to the membership program	62,648,345	65,436,352	9,357,274
Total deferred revenue	351,400,097	303,553,899	43,407,630